   Oppenheimer AMT-Free Municipals
   Oppenheimer AMT-Free New York Municipals
   Oppenheimer California Municipal Fund
   Oppenheimer Limited Term California Municipal Fund
   Oppenheimer Limited Term Municipal Fund
   Oppenheimer New Jersey Municipal Fund
   Oppenheimer Pennsylvania Municipal Fund
   Oppenheimer Principal Protected Main Street Fund II(R
   Oppenheimer RochesterTM Arizona Municipal Fund
   Oppenheimer RochesterTM Maryland Municipal Fund
   Oppenheimer RochesterTM Massachusetts Municipal Fund
   Oppenheimer RochesterTM Michigan Municipal Fund
   Oppenheimer RochesterTM Minnesota Municipal Fund
   Oppenheimer RochesterTM National Municipals
   Oppenheimer RochesterTM North Carolina Municipal Fund
   Oppenheimer RochesterTM Ohio Municipal Fund
   Oppenheimer RochesterTM Virginia Municipal Fund

     Statement of Additional Information Supplement dated May 12, 2008

     This supplement  amends the Statement of Additional  Information of each of the above  referenced  funds  (each a "Fund")  and is in  addition  to any other supplements.  The Statement of Additional Information of each Fund is amended as follows:

     1.  The  second  paragraph,   not  including  the  bullet  points,  in  the
sub-section titled "How the Fund Is Managed-Organization  and History-Classes of
Shares," is deleted in its entirety and is replaced by the following:

     The Fund currently has three classes of shares:  Class A, Class B and Class
C. All classes invest in the same investment portfolio. Each class of shares:

     2. The seventh  paragraph  and list of  recipients  of the  section  titled
"Payments to Fund  Intermediaries" are deleted in their entirety and replaced by the following;

     For  the  year  ended   December  31,   2007,   the   following   financial
intermediaries   and/or  their  respective  affiliates  offered  shares  of  the
Oppenheimer  funds and received revenue sharing or similar  distribution-related payments from the Manager or the Distributor for marketing or program support:

   1st Global Capital Company                                  Legend Equities Corporation
   Advantage Capital Corporation                               Lincoln Benefit National Life
   Aegon USA                                                   Lincoln Financial Advisors Corporation
   Aetna Life Insurance & Annuity Company                  Lincoln Investment Planning, Inc.
   AG Edwards & Sons, Inc.                                 Linsco Private Ledger Financial
   AIG Financial Advisors                                      Massachusetts Mutual Life Insurance Company
   AIG Life Variable Annuity                                   McDonald Investments, Inc.
   Allianz Life Insurance Company                              Merrill Lynch Pierce Fenner & Smith, Inc.
   Allmerica Financial Life Insurance & Annuity Company    Merrill Lynch Insurance Group
   Allstate Life Insurance Company                             MetLife Investors Insurance Company
   American Enterprise Life Insurance                          MetLife Securities, Inc.
   American General Annuity Insurance                          Minnesota Life Insurance Company
   American Portfolios Financial Services, Inc.                MML Investor Services, Inc.
   Ameriprise Financial Services, Inc.                         Mony Life Insurance Company
   Ameritas Life Insurance Company                             Morgan Stanley & Company, Inc.
   Annuity Investors Life Insurance Company                    Multi-Financial Securities Corporation
   Associated Securities Corporation                           Mutual Service Corporation
   AXA Advisors LLC                                            NFP Securities, Inc.
   AXA Equitable Life Insurance Company                        Nathan & Lewis Securities, Inc.
   Banc One Securities Corporation                             National Planning Corporation
   Cadaret Grant & Company, Inc.                           Nationwide Financial Services, Inc.
   CCO Investment Services Corporation                         New England Securities Corporation
   Charles Schwab & Company, Inc.                          New York Life Insurance & Annuity Company
   Chase Investment Services Corporation                       Oppenheimer & Company
   Citicorp Investment Services, Inc.                          PFS Investments, Inc.
   Citigroup Global Markets Inc.                               Park Avenue Securities LLC
   CitiStreet Advisors LLC                                     Phoenix Life Insurance Company
   Citizen's Bank of Rhode Island                              Plan Member Securities
   Columbus Life Insurance Company                             Prime Capital Services, Inc.
   Commonwealth Financial Network                              Primevest Financial Services, Inc.
   Compass Group Investment Advisors                           Protective Life Insurance Company
   CUNA Brokerage Services, Inc.                               Prudential Investment Management Services LLC
   CUSO Financial Services, LLP                                Raymond James & Associates, Inc.
   E*TRADE Clearing LLC                                        Raymond James Financial Services, Inc.
   Edward Jones                                                RBC Dain Rauscher Inc.
   Essex National Securities, Inc.                             Royal Alliance Associates, Inc.
   Federal Kemper Life Assurance Company                       Securities America, Inc.
   Financial Network                                           Security Benefit Life Insurance Company
   Financial Services Corporation                              Security First-Metlife Investors Insurance Company
   GE Financial Assurance                                      SII Investments, Inc.
   GE Life & Annuity                                       Signator Investors, Inc.
   Genworth Financial, Inc.                                    Sorrento Pacific Financial LLC
   GlenBrook Life & Annuity Company                        Sun Life Assurance Company of Canada
   Great West Life & Annuity Company                       Sun Life Insurance & Annuity Company of New York
   GWFS Equities, Inc.                                         Sun Life Annuity Company Ltd.
   Hartford Life Insurance Company                             SunTrust Bank
   HD Vest Investment Services, Inc.                           SunTrust Securities, Inc.
   Hewitt Associates LLC                                       Thrivent Financial Services, Inc.
   IFMG Securities, Inc.                                       Towers Square Securities, Inc.
   ING Financial Advisers LLC                                  Travelers Life & Annuity Company
   ING Financial Partners, Inc.                                UBS Financial Services, Inc.
   Invest Financial Corporation                                Union Central Life Insurance Company
   Investment Centers of America, Inc.                         United Planners Financial Services of America
   Jefferson Pilot Life Insurance Company                      Wachovia Securities, Inc.
   Jefferson Pilot Securities Corporation                      Walnut Street Securities, Inc.
   John Hancock Life Insurance Company                         Waterstone Financial Group
   JP Morgan Securities, Inc.                                  Wells Fargo Investments
   Kemper Investors Life Insurance Company                     Wescom Financial Services

     3. The first two paragraphs, including all of the bullet points therein, in the section  titled "How to Exchange  Shares," are deleted in their entirety and replaced by the following:

     As stated in the  Prospectus,  shares of a particular  class of Oppenheimer funds having more than one class of shares may be  exchanged  only for shares of the same class of other Oppenheimer funds. Shares of Oppenheimer funds that have a single class without a class  designation are deemed "Class A" shares for this purpose.  The prospectus of each of the Oppenheimer  funds indicates which share class or classes that fund offers and provides  information about limitations on the purchase of particular share classes, as applicable for the particular fund.
You can also obtain a current  list showing  which funds offer which  classes of shares by calling the Distributor at the telephone number indicated on the front cover of this SAI.

     The Fund may amend,  suspend or  terminate  the  exchange  privilege at any time.  Although the Fund may impose those  changes at any time,  it will provide you with  notice of the changes  whenever it is required to do so by  applicable law. It may be required to provide 60 days' notice prior to materially  amending or terminating the exchange privilege, except in extraordinary circumstances.

May 12, 2008                                                          PX0000.033